iShares®

iShares Trust

Supplement dated June 30, 2014

to the Prospectus dated December 1, 2013 and

the Statement of Additional Information dated December 1, 2013

(as revised June 17, 2014) ("SAI")

for the iShares Developed Small-Cap ex North America ETF (IFSM) (the "Fund")

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and SAI for the Fund.

The following changes will take effect for the Fund on or around August 29, 2014 or as soon as practicable thereafter.

	Current	New
Fund Name	iShares Developed Small-Cap ex North America ETF	iShares MSCI Europe Small-Cap ETF
Underlying Index	FTSE Developed Small Cap ex-North America Index	MSCI Europe Small Cap Index
Index Provider	FTSE International Limited	MSCI, Inc.
Investment Objective	The iShares Developed Small-Cap ex North America ETF seeks to track the investment results of an index composed of small-capitalization developed market equities, excluding the U.S. and Canada.	The iShares MSCI Europe Small-Cap ETF seeks to track the investment results of an index composed of small-capitalization developed market equities in Europe.

Change in the Fund's Principal Investment Strategies

The first paragraph of the section of the Prospectus entitled "Principal Investment Strategies" is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the MSCI Europe Small Cap Index (the "Underlying Index"), which is a free float-adjusted, market capitalization-weighted index that captures small cap representation across the 15 developed markets countries in Europe. The Underlying Index covers approximately 14% of the free float-adjusted market capitalization in the European equity universe. As of May 31, 2014, the Underlying Index was comprised of stocks of companies in the following countries or regions: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Components primarily include industrials, financials and consumer discretionary companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

The full second paragraph on page S-3 of the Prospectus, I the section entitled "Principal Investment Strategies" is deleted in its entirety and replaced with the following:

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is MSCI, Inc. ("MSCI").

Changes in the Fund's Principal Risks

The section of the Prospectus entitled "Summary of Principal Risks" is amended to delete Consumer Services Industry Risk, to delete the references to "Asian Economic Risk" and "European Economic Risk" and replace them with the reference to "Risk of Investing in Europe" in Non-U.S. Securities Risk, and to add the following:

Consumer Discretionary Sector Risk. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers' disposable income and consumer preferences, social trends and marketing campaigns.

Risk of Investing in Europe. The Fund is more exposed to the economic and political risks of Europe and of the European countries in which it invests than funds whose investments are more geographically diversified. Adverse economic and political events in Europe may cause the Fund's investments to decline in value. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled, or have significant operations, in member countries of the European Union (the "EU") that are subject to economic and monetary controls that can adversely affect the Fund's investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the euro and may continue to significantly affect other European countries.